SCOUT
MONEY MARKET
FUND


A no-load mutual fund
with primary emphasis
on maximum income
consistent with safety
of principal and
maintenance of liquidity.


Semiannual Report
December 31, 1996


TO THE SHAREHOLDERS

Scout Money Market Fund's Federal Portfolio earned 2.46% for the six months ended December 31, 1996, while the Prime Portfolio earned 2.49%. The 7-day current yield on December 31, 1996 was 4.89% for the Federal Portfolio and 5.08% for the Prime Portfolio.

Money market funds are neither insured nor guaranteed by the U.S. Government. There is no assurance that the fund will maintain a stable net asset value of one dollar per share.

On a year over year basis, the 1996 Consumer Price Index (CPI) was up 3.30%. Federal Funds remained steady at 5.25%. Prices on treasury issues of all maturities were higher by year end. Intermediate and longer bonds, as measured by the Lehman Brothers Government Corporate Index, returned 4.05% and 2.90%, respectively. When compared to these various indices, the 5.00% return on each of the two portfolios looks quite favorable. This return, although down from the over 5.50% earned in 1995, remained very respectable versus the under 4.00% returns of 1992 and 1994, and the 2% plus returns of 1993.

As we enter 1997, the Treasury, in late January, will offer the first inflation-protection bond to investors. The key question for money market investors this year remains as it was in 1996; will the Fed raise interest rates? The debate continues to rage over the strength of the economy, with those who believe the strength of the economy is underestimated predicting long rates as high as 8.00%. At the other end of the spectrum, those who believe the economy is weak, or at least very moderate in its growth potential, believe long rates can decline to below 6.00%. Our belief is that the moderate growth argument will ultimately prevail. However, until the data itself resolves the issue, the long bond will continue to be volatile and will trade in a 6.75% to 7.00% range.

We appreciate your continued interest in Scout Money Market Fund, Inc. and we welcome your comments and questions.

Sincerely,


/s/William A. Faust
William A. Faust
UMB Investment Advisors


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation or any other applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS
Statement of Net Assets
December 31, 1996 (unaudited)

        Principal                                                    Market
        Amount          Description                                  Value

PRIME PORTFOLIO
SHORT-TERM CORPORATE NOTES - 72.67%
$	3,000,000	Aluminum Co. of America,
                        5.30%, due January 7, 1997              $    2,997,350
	2,489,000	Aluminum Co. of America,
                        5.28%, due Janaury 13, 1997                  2,484,619
	5,000,000	American Greetings Co.,
                        5.70%, due January 2, 1997                   4,999,208
	1,795,000	American Greetings Co.,
                        5.80%, due January 2, 1997                   1,794,711
       10,000,000       AON Corp.,
                        5.28%, due January 10, 1997                  9,986,800
        5,000,000       Atlantic Richfield Co.,
                        5.28%, due January 10, 1997                  4,993,400
	1,434,000	Bell Atlantic Network Fdg.,
                        5.90%, due January 7, 1997                   1,432,590
       15,000,000       Bell Atlantic Network Fdg.,
                        5.33%, due January 21, 1997                 14,955,583
	5,000,000	BellSouth Telecommunications,
                        5.30%, due February 4, 1997                  4,974,972
       10,628,000       BP America Inc.,
                        6.75%, due January 2, 1997                  10,626,007
	5,000,000	BP America Inc.,
                        7.10%, due January 2, 1997                   4,999,014
	7,500,000	Campbell Soup Co.,
                        5.28%, due January 8, 1997                   7,492,300
       12,500,000       Disney Walt Co.,
                        5.26%, due January 6, 1997                  12,490,868
	4,900,000	Donnelly R R & Sons,
                        5.31%, due January 6, 1997                   4,896,386
	7,500,000	Dover Corp.,
                        5.49%, due January 21, 1997                  7,477,125
	8,000,000	Dover Corp.,
                        5.44%, due January 24, 1997                  7,972,196
	3,000,000	duPont (E.I.) deNemours & Co.,
                        5.75%, due January 27, 1997                  2,987,542
       12,500,000       duPont (E.I.) deNemours & Co.,
                        5.25%, due February 5, 1997                 12,436,198
	3,000,000	Gannett Co. Inc.,
                        5.35%, due January 9, 1997                   2,996,433
       12,500,000       Gannett Co. Inc.,
                        5.70%, due January 16, 1997                 12,470,313
       10,000,000       General Re Corp.,
                        5.30%, due February 4, 1997                  9,949,944
	2,500,000	General Re Corp.,
                        5.42%, due February 21, 1997                 2,480,804
       15,000,000       GTE Florida Inc.,
                        5.49% due January 23, 1997                  14,949,675
	7,000,000	Heinz (H.J.) Co.,
                        5.37%, due January 14, 1997                  6,986,426
       15,000,000       Hershey Foods Corp.,
                        5.32%, due January 22, 1997                 14,953,450
        7,500,000       Knight Ridder Inc.,
                        5.30%, due January 13, 1997                  7,486,750
	3,000,000	Laclede Gas Co.,
                        5.33%, due January 6, 1997                   2,997,779
	2,000,000	Marsh & McLennan Cos. Inc.,
                        5.33%, due January 7, 1997                   1,998,223
       15,000,000       Monsanto Co.,
                        5.32%, due January 15, 1997                 14,968,967
	9,000,000	Proctor & Gamble Co.,
                        5.25%, due February 5, 1997                  8,954,063
       10,000,000       Progress Capital Holdings Inc.,
                        5.43%, due January 6, 1997                   9,992,458
	6,100,000	Raytheon Co.,
                        5.39%, due January 24, 1997                  6,078,994
	3,500,000	South Carolina Electric Gas,
                        5.68%, due January 24, 1997                  3,487,299
	3,000,000	South Carolina Electric Gas,
                        5.58%, due January 28, 1997                  2,987,445
       12,500,000       Weyerhauser Co.,
                        5.30%, due January 31, 1997                 12,444,792
       10,000,000       Wisconsin Electric Power Co.,
                        5.35%, due January 8, 1997                   9,989,597
	5,000,000	Wisconsin Electric Power Co.,
                        5.60%, due January 29, 1997                  4,978,222
       15,000,000       Xerox Corp.,
                        5.35%, due January 17, 1997                 14,964,333
      286,846,000                                                  286,112,837

GOVERNMENT SPONSORED ENTERPRISES - 28.12%
	5,000,000	Federal Agricultural Mortgage Company,
                        5.24%, due January 2, 1997                   4,999,272
	3,000,000	Federal Farm Credit Bank,
                        5.33%, due January 2, 1997                   3,000,000
	5,000,000	Federal Farm Credit Bank,
                        4.95%, due March 3, 1997                     4,998,442
	3,500,000	Federal Farm Credit Bank,
                        5.22%, due March 3, 1997                     3,500,000
	2,500,000	Federal Farm Credit Bank,
                        5.25%, due April 1, 1997                     2,500,000
	1,000,000	Federal Farm Credit Banks
                        Discount Notes,
                        5.48%, due January 29, 1997                    995,738
	2,500,000	Federal Home Loan Banks
                        Discount Notes,
                        5.26%, due January 7, 1997                   2,497,808
	6,700,000	Federal Home Loan Banks
                        Discount Notes,
                        5.21%, due January 9, 1997                   6,692,243
	7,200,000	Federal Home Loan Banks
                        Discount Notes,
                        5.30%, due January 9, 1997                   7,191,520
       12,900,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.25%, due January 3, 1997                  12,896,237
	1,500,000	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.20%, due January 10, 1997                  1,498,050
	3,591,000	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.28%, due January 14, 1997                  3,584,153
        9,000,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.55%, due January 30, 1997                  8,959,763
       10,000,000       Federal National Mortgage Association
                        Discount Notes,
                        5.28%, due January 3, 1997                   9,997,067
	7,500,000	Federal National Mortgage Association
                        Discount Notes,
                        5.30%, due January 7, 1997                   7,493,375
       15,000,000       Federal National Mortgage Association
                        Discount Notes,
                        5.38%, due January 15, 1997                 14,968,617
       15,000,000       Federal National Mortgage Association
                        Discount Notes,
                        5.21%, due January 22, 1997                 14,954,412
      110,891,000                                                  110,726,697
TOTAL INVESTMENTS - 100.79%                                      $ 396,839,534

Other assets less liabilities - (0.79)%                            (3,120,742)

TOTAL NET ASSETS - 100.00%
  (equivalent to $1.00 per share;
  750,000,000 shares of $0.01 par value
  capital shares authorized;
  393,748,477 shares outstanding)                                $ 393,718,792

See accompanying Notes to Financial Statements.


FEDERAL PORTFOLIO
GOVERNMENT SPONSORED ENTERPRISES - 102.15%
$	2,000,000	Federal Farm Credit Banks,
                        5.33%, due January 2, 1997              $    2,000,000
	5,000,000	Federal Farm Credit Banks,
                        5.32%, due February 3, 1997                  5,000,000
	3,000,000	Federal Farm Credit Banks,
                        4.95%, due March 3, 1997                     2,999,065
	2,500,000	Federal Farm Credit Banks,
                        5.22%, due March 3, 1997                     2,500,000
	5,000,000	Federal Farm Credit Banks,
                        5.25%, due April 1, 1997                     5,000,000
	2,500,000	Federal Farm Credit Banks,
                        5.43%, due June 19, 1997                     2,500,000
	3,930,000	Federal Farm Credit Banks
                        Discount Notes,
                        5.28%, due January 6, 1997                   3,927,118
	5,000,000	Federal Farm Credit Banks
                        Discount Notes,
                        5.26%, due January 8, 1997                   4,994,886
	2,500,000	Federal Home Loan Banks
                        Discount Notes,
                        5.26%, due January 7, 1997                   2,497,808
	2,500,000	Federal Home Loan Banks
                        Discount Notes,
                        5.21%, due January 8, 1997                   2,497,467
	2,500,000	Federal Home Loan Banks
                        Discount Notes,
                        5.22%, due January 8, 1997                   2,497,462
	5,000,000	Federal Home Loan Banks
                        Discount Notes,
                        5.41%, due January 8, 1997                   4,994,740
       22,830,000       Federal Home Loan Banks
                        Discount Notes,
                        5.21%, due January 9, 1997                  22,803,544
	2,000,000	Federal Home Loan Banks
                        Discount Notes,
                        5.22%, due January 9, 1997                   1,997,680
	9,500,000	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.28%, due January 2, 1997                   9,498,607
	1,045,000	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.30%, due January 2, 1997                   1,044,846
	7,500,000	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.40%, due January 2, 1997                   7,498,875
       10,400,000      Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.25%, due January 3, 1997                  10,396,967
       10,000,000      Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.26%, due January 3, 1997                   9,997,078
	6,500,000	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.44%, due January 6, 1997                   6,495,089
	3,000,000	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.50%, due January 7, 1997                   2,997,250
	9,876,000	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.24%, due January 10, 1997                  9,863,062
       40,000,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.26%, due January 14, 1997                 39,924,022
       15,000,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.50%, due January 15, 1997                 14,967,917
        5,000,000       Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.42%, due January 22, 1997                  4,984,192
	5,000,000	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.41%, due January 23, 1997                  4,983,469
	7,500,000	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.55%, due January 24, 1997                  7,473,406
	7,500,000	Federal Home Loan Mortgage Corporation
                        Discount Notes,
                        5.285%, due January 31, 1997                 7,466,969
       12,500,000       Federal National Mortgage Association
                        Discount Notes,
                        5.30%, due January 7, 1997                  12,488,958
	3,000,000	Federal National Mortgage Association
                        Discount Notes,
                        5.26%, due January 9, 1997                   2,996,493
	5,000,000	Federal National Mortgage Association
                        Discount Notes,
                        5.22%, due January 13, 1997                  4,991,300
	5,000,000	Federal National Mortgage Association
                        Discount Notes,
                        5.36%, due January 13, 1997                  4,991,067
	7,500,000	Federal National Mortgage Association
                        Discount Notes,
                        5.21%, due January 16, 1997                  7,483,719
	7,500,000	Federal National Mortgage Association
                        Discount Notes,
                        5.225%, due January 16, 1997                 7,483,672
	7,500,000	Federal National Mortgage Association
                        Discount Notes,
                        5.38%, due January 17, 1997                  7,482,067
	7,550,000	Federal National Mortgage Association
                        Discount Notes,
                        5.39%, due January 17,1997                   7,531,914
	3,000,000	Federal National Mortgage Association
                        Discount Notes,
                        5.49%, due January 21, 1997                  2,990,850
	7,500,000	Federal National Mortgage Association
                        Discount Notes,
                        5.37%, due January 22, 1997                  7,476,506
	3,250,000	Federal National Mortgage Association
                        Discount Notes,
                        5.21%, due February 4, 1997                  3,234,008
	7,500,000	Federal National Mortgage Association
                        Discount Notes,
                        5.22%, due February 4, 1997                  7,463,025
          850,000       Federal National Mortgage Association
                        Discount Notes,
                        5.42%, due February 4, 1997                    845,649
	1,000,000	Federal National Mortgage Association
                        Discount Notes,
                        5.44%, due March 14, 1997                      989,120
	7,500,000	Federal National Mortgage Association
                        Discount Notes,
                        5.30%, due April 9, 1997                     7,391,792
	1,000,000	Federal National Mortgage Association
                        Discount Notes,
                        5.50%, due May 14, 1997                        979,681
        291,231,000                                                290,621,340
TOTAL INVESTMENTS - 102.15%                                      $ 290,621,340

Other assets less liabilities - (2.15)%                            (6,129,072)

TOTAL NET ASSETS - 100.00%
  (equivalent ot $1.00 per share;
  750,000,000 shares of $0.01 par value
  capital shares authorized;
  284,540,392 shares outstanding)                                $ 284,492,268

See accompanying Notes to Financial Statements.



FINANCIAL STATEMENTS
Statement of Assets and Liabilities
December 31, 1996 (unaudited)

                                                   Prime         Federal
                                                   Portfolio     Portfolio

ASSETS:
  Investment securities, at market value
    (identified cost of $394,729,327 and
    $289,103,512, respectively)                    $ 396,839,534 $ 290,621,340
  Cash                                                 (783,470)   (1,275,807)
  Interest receivable                                    137,254       135,719
    Total assets                                     396,193,318   289,481,252

LIABILITIES AND NET ASSETS:
  Securities purchased payable                         2,500,000     5,000,000
  Accrued management fee expense                        (18,655)      (11,064)
  Income payable                                         (6,819)            48
    Total liabilities                                  2,474,526     4,988,984
NET ASSETS                                         $ 393,718,792 $ 284,492,268


NET ASSETS CONSIST OF:
  Capital (capital stock and
    paid-in surplus of capital)                    $ 393,751,839 $ 284,541,053
  Accumulated net realized loss on
    investment transactions                             (33,047)      (48,785)
NET ASSETS APPLICABLE TO OUTSTANDING SHARES        $ 393,718,792 $ 284,492,268

Capital shares, $1.00 par value
  Authorized                                         750,000,000   750,000,000
  Outstanding                                        393,748,477   284,540,392

NET ASSET VALUE PER SHARE                                $  1.00       $  1.00

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
Statement of Operations
Six Months Ended December 31, 1996 (unaudited)

                                                      Prime          Federal
                                                      Portfolio      Portfolio

INVESTMENT INCOME:
  Income:
    Interest                                       $   9,931,937 $   6,834,863

  Expenses:
    Management fees (Note 3)                             918,566       638,364
    Registration fees and other expenses                  17,213        12,042
                                                         935,779       650,406
      Net investment income                            8,996,158     6,184,457

REALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
  Realized gain (loss) from
   investment transactions:
    Proceeds from sales of investments            2,683,485,959  2,398,798,114
    Cost of investments sold                      2,683,485,959  2,398,798,114
      Net realized gain from
        investment transactions                        -              -
      Increase in net assets resulting
       from operations                          $     8,996,158 $    6,184,457

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
Statements of Changes in Net Assets
Six Months Ended December 31, 1996 (unaudited) and Year Ended June 30, 1996

                                                Prime           Federal
                                                Portfolio       Portfolio

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                         $     8,996,158 $    6,184,457
  Net realized loss from investment activities          -              -
    Net increase in net assets resulting from
     operations                                       8,996,158      6,184,457
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                             (8,996,158)    (6,184,457)
INCREASE (DECREASE) FROM CAPITAL SHARE
 TRANSACTIONS:
  Proceeds from shares sold ($1.00 per share)       400,742,795    348,416,801
  Net asset value of shares issued for
   reinvestment of distributions ($1.00 per share)    1,932,747        794,697
                                                    402,675,542    349,211,498
  Cost of shares redeemed ($1.00 per share)       (339,288,544)  (292,359,523)
    Net increase from capital share transactions     63,386,998     56,851,975
      Total increase (decrease) in net assets        63,386,998     56,851,975
NET ASSETS - June 30, 1996                          330,331,794    227,640,293
NET ASSETS - December 31, 1996                  $   393,718,792 $  284,492,268

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                         $    16,191,573 $   11,552,083
  Net realized loss from investment activities          -              -
    Net increase in net assets resulting from
     operations                                      16,191,573     11,552,083
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                            (16,191,573)   (11,552,083)
INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ($1.00 per share)       740,092,127    534,279,487
  Net asset value of shares issued for
    reinvestment of distributions
    ($1.00 per share)                                 3,273,738      1,378,932
                                                    743,365,865    535,658,419
  Cost of shares redeemed ($1.00 per share)       (658,500,776)  (490,689,727)
    Net increase from capital share transactions     84,865,089     44,968,692
      Total increase  in net assets                  84,865,089     44,968,692
NET ASSETS - June 30, 1995                          245,466,705    182,671,601
NET ASSETS - June 30, 1996                      $   330,331,794 $  227,640,293

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Its shares are currently issued in two series with each series, in effect, representing a separate fund. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments - Valuation of securities is on the basis of amortized cost which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions are reported on the amortized cost basis.

Federal and State Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required. At December 31, 1996, the Fund has accumulated net realized losses on sales of investments for federal income tax purposes of $33,046 (Prime Portfolio) and $48,785 (Federal Portfolio), which are available to offset future taxable gains.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. PURCHASES AND SALES OF SECURITIES - The aggregate amounts of security transactions during the six months ended December 31, 1996, were as follows:

                                Other than
                                U.S. Government    U.S. Government
Prime Portfolio                 Securities         Securities

Purchases                       $  2,316,828,957   $   422,659,978
Proceeds from sales                2,332,764,008       350,721,951

Federal Portfolio
Purchases                       $  124,600,000     $ 2,326,247,994
Proceeds from sales                124,600,000       2,274,198,114

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholders accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the Fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .50 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.


This report has been prepared for the information of the Shareholders of Scout Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
Larry D. Armel
William E. Hoffman, D.D.S.
Eric T. Jager
Stephen F. Rose
Stuart Wien

Officers
Larry D. Armel, President
P. Bradley Adams, Vice President & Treasurer
Elizabeth L. Allwood, Vice President
Michael A. Brummel, Vice President
Martin A. Cramer, Vice President & Secretary
John G. Dyer, Vice President
Constance E. Martin, Vice President

Investment Counsel
UMB Bank, n.a., Kansas City, Missouri

Auditors
Geo. S. Olive & Co. LLC, Evansville, Indiana

Legal Counsel
Stradley, Ronon, Stevens & Young,
Philadelphia, Pennsylvania
John G. Dyer, Kansas City, Missouri

Custodian
UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862